Property and Equipment, Net (Details Narrative) - USD ($)	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Property, Plant and Equipment [Abstract]
Depreciation	$ 165,481	$ 184,365
Property, plant and equipment, disposals	$ 101,423